Condensed Consolidated Interim Statements of Shareholders' Deficiency - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Balance		$ (9,319,331)	$ (17,564,334)	$ (8,868,756)	$ (11,676,112)	$ (8,868,756)	$ (11,676,112)	$ (11,676,112)	$ 841,373
Exercise of options and warrants			291,522	1,572,440	1,726,283			2,964,090	9,839,457
Issuance of Units for cash (net)			2,809,093	13,170,437	3,365,971			18,954,565	6,596,592
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares								11,126,864	5,601,372
Shares issued for services					49,714			49,714	61,049
Stock options granted		1,096,220	793,124	3,088,086	1,380,843			2,221,908	6,934,678
Modification of finders’ warrants									440,604
Special warrants proceeds received (net)			1,197,860		6,940,368			8,125,833	9,163,052
Issuance of shares for settlement									198,801
SAFE conversion to shares									1,025,000
Foreign exchange difference									(284,431)
Additional interest convertible debenture				3,668
Additional interest convertible debenture, shares	310,122
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Net loss								(42,746,784)	(52,093,659)
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement			284,417					2,111,166
Balance	$ (28,437,356)	(13,197,759)	(28,437,356)	(9,319,331)	(17,564,334)	(13,197,759)	(28,437,356)	(8,868,756)	(11,676,112)
RSUs converted		20,550		1,137,392
Warrants granted convertible debenture		45,361
Equity financing with contingent consideration (net)		495,880
Foreign exchange difference		(9,741)	562,012	83,303	(221,974)	73,562	340,038	245,940	(284,431)
Net loss		(5,476,661)	(16,811,050)	$ (19,505,901)	$ (19,129,427)	$ (24,982,562)	$ (34,274,476)	$ (42,992,724)	$ (52,093,659)
Equity financing - issuance costs		(50,037)
Class A Subordinate Voting Shares [Member]
Balance, shares				7,825,571	3,205,319	7,825,571	3,205,319	3,205,319	2,066,887
Exercise of options and warrants, shares								174,246	516,635
Issuance of Units for cash (net), shares								1,013,413	182,520
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares, shares								510,370	161,950
Shares issued for services, shares								1,852	1,852
Special warrants proceeds received converted to shares, shares								503,704	243,068
Issuance of shares for settlement, shares									7,407
SAFE conversion to shares, shares									25,000
Additional interest convertible debenture, shares
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares, shares
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares, shares								2,314,815
RSU settlement, shares								101,852
Balance, shares								7,825,571	3,205,319
Class B Proportionate Voting Shares [Member]
Balance, shares					370,370		370,370	370,370	370,370
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares, shares								(370,370)
Balance, shares									370,370
Common Stock [Member] | Class A Subordinate Voting Shares [Member]
Balance		$ 121,532,339	$ 75,225,859	$ 105,477,150	$ 62,472,187	$ 105,477,150	$ 62,472,187	$ 62,472,187	$ 30,264,179
Balance, shares		8,897,200	6,226,220	7,825,571	3,205,319	7,825,571	3,205,319	3,205,319
Exercise of options and warrants			$ 291,522	$ 2,900,227	$ 2,713,826			$ 4,039,332	11,042,575
Exercise of options and warrants, shares			22,223	250,000	102,383
Issuance of Units for cash (net)			$ 2,701,865	$ 12,013,902	$ 3,231,158			17,791,738	5,898,785
Issuance of Units for cash (net), shares			310,123	1,924,430	231,481
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares								11,126,864	5,601,372
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares, shares				(1,240,741)
Shares issued for services					$ 49,714			49,714	61,049
Shares issued for services, shares					1,852
Stock options granted
Modification of finders’ warrants
Special warrants proceeds received (net)					$ 6,758,974			7,886,149	8,380,426
Special warrants proceeds received converted to shares, shares					370,370
Issuance of shares for settlement									198,801
SAFE conversion to shares									1,025,000
Foreign exchange difference
Additional interest convertible debenture				$ 3,668
Additional interest convertible debenture, shares				4,254
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Net loss
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares, shares		1,240,741			2,314,815
RSU settlement			$ 284,417					2,111,166
RSU settlement, shares			12,346
Balance	$ 78,503,663	$ 118,580,460	$ 78,503,663	$ 121,532,339	$ 75,225,859	$ 118,580,460	$ 78,503,663	$ 105,477,150	$ 62,472,187
Balance, shares	6,570,911	12,618,775	6,570,911	8,897,200	6,226,220	12,618,775	6,570,911	7,825,571	3,205,319
RSUs converted		$ 20,550		$ 1,137,392
RSUs converted, shares		7,500		133,686
Warrants granted convertible debenture
Equity financing with contingent consideration (net)		$ 495,880
Equity financing with contingent consideration (net), shares		2,473,334
Foreign exchange difference
Net loss
Equity financing - issuance costs		$ (3,468,309)
Common Stock [Member] | Class B Proportionate Voting Shares [Member]
Balance, shares		198,517			370,370		370,370	370,370
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares, shares				198,517
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares, shares		(198,517)			(370,370)
Balance, shares				198,517					370,370
Additional Paid-in Capital [Member]
Balance		$ 18,808,571	$ 14,052,067	$ 15,891,737	$ 13,342,560	$ 15,891,737	$ 13,342,560	$ 13,342,560	$ 5,606,507
Exercise of options and warrants				(1,327,787)	(987,543)			(1,075,242)	(1,119,662)
Issuance of Units for cash (net)			107,228	1,156,535	134,813			1,162,827	697,807
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Shares issued for services
Stock options granted		1,096,220	793,124	3,088,086	1,380,843			2,221,908	6,934,678
Modification of finders’ warrants									440,604
Special warrants proceeds received (net)			58,290		181,394			239,684	782,626
Issuance of shares for settlement
SAFE conversion to shares
Foreign exchange difference
Additional interest convertible debenture
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Net loss
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement
Balance	$ 15,010,709	23,368,424	15,010,709	18,808,571	14,052,067	23,368,424	15,010,709	15,891,737	13,342,560
RSUs converted
Warrants granted convertible debenture		45,361
Equity financing with contingent consideration (net)
Foreign exchange difference
Net loss
Equity financing - issuance costs		3,418,272
Obligation to Issue Shares [Member]
Balance									83,456
Exercise of options and warrants									(83,456)
Issuance of Units for cash (net)
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Shares issued for services
Stock options granted
Modification of finders’ warrants
Special warrants proceeds received (net)			1,139,570
Issuance of shares for settlement
SAFE conversion to shares
Foreign exchange difference
Additional interest convertible debenture
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Net loss
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement
Balance	1,139,570		1,139,570				1,139,570
RSUs converted
Warrants granted convertible debenture
Equity financing with contingent consideration (net)
Foreign exchange difference
Net loss
Equity financing - issuance costs
AOCI Attributable to Parent [Member]
Balance		(591,715)	(1,142,932)	(675,018)	(920,958)	(675,018)	(920,958)	(920,958)	(636,527)
Exercise of options and warrants
Issuance of Units for cash (net)
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Shares issued for services
Stock options granted
Modification of finders’ warrants
Special warrants proceeds received (net)
Issuance of shares for settlement
SAFE conversion to shares
Foreign exchange difference									(284,431)
Additional interest convertible debenture
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Net loss								245,940
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement
Balance	(580,920)	(601,456)	(580,920)	(591,715)	(1,142,932)	(601,456)	(580,920)	(675,018)	(920,958)
RSUs converted
Warrants granted convertible debenture
Equity financing with contingent consideration (net)
Foreign exchange difference		(9,741)	562,012	83,303	(221,974)
Net loss
Equity financing - issuance costs
Retained Earnings [Member]
Balance		(149,068,526)	(105,699,328)	(129,562,625)	(86,569,901)	(129,562,625)	(86,569,901)	(86,569,901)	(34,476,242)
Exercise of options and warrants
Issuance of Units for cash (net)
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Shares issued for services
Stock options granted
Modification of finders’ warrants
Special warrants proceeds received (net)
Issuance of shares for settlement
SAFE conversion to shares
Foreign exchange difference
Additional interest convertible debenture
Conversion of Class A Subordinate Voting shares into Class B Proportionate Voting shares
Net loss								(42,992,724)	(52,093,659)
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement
Balance	$ (122,510,378)	(154,545,187)	(122,510,378)	(149,068,526)	(105,699,328)	$ (154,545,187)	$ (122,510,378)	$ (129,562,625)	$ (86,569,901)
RSUs converted
Warrants granted convertible debenture
Equity financing with contingent consideration (net)
Foreign exchange difference
Net loss		(5,476,661)	$ (16,811,050)	$ (19,505,901)	$ (19,129,427)
Equity financing - issuance costs